Credit Risk - Disclosure of Stage 2 and 3 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,929	£ 211,222
Coverage	0.30%	0.30%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ (785)	£ (916)
Financial assets	870	994
Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 21,422	£ 23,879
Coverage	1.70%	1.90%
Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 359	£ 462
Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,772	£ 3,080
Coverage	12.90%	11.80%
Stage 3 | Not in cure period
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,633	£ 2,712
Coverage	13.30%	12.60%
Stage 3 | In cure period (for transfer to Stage 2)
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 139	£ 368
Coverage	4.30%	5.40%
Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 358	£ 362
Stage 3 | Accumulated impairment | Not in cure period
Disclosure of credit risk exposure [line items]
Financial assets	352	342
Stage 3 | Accumulated impairment | In cure period (for transfer to Stage 2)
Disclosure of credit risk exposure [line items]
Financial assets	6	20
Not in cure period | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 17,395	£ 12,682
Coverage	1.80%	2.80%
Not in cure period | Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 306	£ 360
In cure period (for transfer to Stage 1) | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,027	£ 11,197
Coverage	1.30%	0.90%
In cure period (for transfer to Stage 1) | Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 53	£ 102